FIXED ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed Assets Tables
Schedule of Property, Plant and Equipment
Fixed assets consist of the following:
	June 30, 2013	December 31, 2012
Equipment	$90,573	$67,668
Furniture and fixtures	46,625	46,625
Leasehold improvements	11,980	11,980
	149,178	126,273
Accumulated depreciation	(72,684)	(60,600)
TOTAL FIXED ASSETS	$76,494	$65,673

Fixed assets consist of the following:

	December 31,
	2012	2011
Equipment	$67,668	$33,650
Furniture and fixtures	46,625	22,169
Leasehold improvements	11,980	4,049
	126,273	59,868
Accumulated depreciation	(60,600)	(33,116)
TOTAL FIXED ASSETS	$65,673	$26,752